UPDATING SUMMARY PROSPECTUS

May 1, 2023

PERSPECTIVE II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after June 24, 2019)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Updating Summary Prospectus summarizes certain key features of your Perspective II® Flexible Premium Variable and Fixed Deferred Annuity (Contracts offered for sale on and after June 24, 2019) contract (“Contract”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.jackson.com/product-literature-4.html. To request a free paper or e-mail copy of this information, please call 1-800-599-5651 or send an email request to customercare@jackson.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
DEFINITIONS	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	4
APPENDIX A (FUNDS AVAILABLE UNDER THE CONTRACT)	A-1
BACK COVER PAGE	B-1

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DEFINITIONS

Completed Year - the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.

Contract - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2024 then the end of Contract Year 0-1 would be January 14, 2025, and January 15, 2025, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which is available to our creditors.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you, or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Any reference to the Owner includes any joint Owner.

Premium(s) - considerations paid into the Contract by or on behalf of the Owner.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 25, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.

General Product Changes

1.Effective January 1, 2023, pursuant to the passing of the Secure 2.0 Act of 2022, the age at which you must begin taking your Required Minimum Distributions (“RMDs”) from your tax-qualified contract increased from 72 to 73. This change in triggering age for taking RMDs applies to you if you will attain age 72 after December 31, 2022. If you have reached age 72 prior to January 1, 2023, you are still required to use age 72 as the triggering age for RMDs.

Benefit-Related Changes:

1.Effective March 13, 2023, the following add-on benefit changes were made:
a.The current annual charges for income stream Max of the LifeGuard Freedom Flex (Single) and LifeGuard Freedom Net (Single) GMWBs decreased by 0.21%. This decrease in current annual charges impacts only new elections of the LifeGuard Freedom Flex (Single) and LifeGuard Freedom Net (Single) GMWBs on or after March 13, 2023.

b.The current annual charges for all income streams of the LifeGuard Freedom Flex (Joint) and LifeGuard Freedom Net (Joint) GMWBs increased by 0.09%. This increase in current annual charges impacts only new elections of the LifeGuard Freedom Flex (Joint) and LifeGuard Freedom Net (Joint) GMWBs on or after March 13, 2023.

c.Bonus Level II for LifeGuard Freedom Flex (Joint) has been restricted from election. This restriction impacts only new elections of the LifeGuard Freedom Flex (Joint) GMWB on or after March 13, 2023.

d.The GAWA percentages increased for all income streams of the LifeGuard Freedom Flex (Joint) and LifeGuard Freedom Net (Joint) GMWBs as shown below. This increase in GAWA percentages impacts only new elections of the Lifeguard Freedom Flex (Joint) and LifeGuard Freedom Net (Joint) GMWBs on or after March 13, 2023.

From:

Add-on Benefit Name	GAWA Percentages
	Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
LifeGuard Freedom Flex (Joint)	35 - 64	3.40%	2.90%
	65 - 74	4.40%	3.90%
	75 - 80	4.90%	4.40%
	81+	5.40%	4.90%

To:

Add-on Benefit Name	GAWA Percentages
	Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
LifeGuard Freedom Flex (Joint)	35 - 64	3.75%	3.25%
	65 - 69	4.70%	4.25%
	70 - 74	5.00%	4.25%
	75 - 80	5.25%	4.75%
	81+	5.50%	5.25%

From:

Add-on Benefit Name	GAWA Percentages
	Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
LifeGuard Freedom Net (Joint)	35 - 64	3.40%	2.90%
	65 - 74	4.40%	3.90%
	75 - 80	4.90%	4.40%
	81+	5.40%	4.90%

To:

Add-on Benefit Name	GAWA Percentages
	Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
LifeGuard Freedom Net (Joint)	35 - 64	3.75%	3.25%
	65 - 69	4.70%	4.25%
	70 - 74	5.00%	4.25%
	75 - 80	5.25%	4.75%
	81+	5.50%	5.25%

2.Effective October 17, 2022, the current annual charges for all income streams of the LifeGuard Freedom Flex (Single and Joint) and the LifeGuard Freedom Net (Single and Joint) GMWBs decreased by 0.09%. This decrease in current annual charges impacts only new elections of the LifeGuard Freedom Flex (Single and Joint) and the LifeGuard Freedom Net (Single and Joint) GMWBs on or after October 17, 2022.

3.Effective August 29, 2022, the Bonus percentage options increased by 1% for all LifeGuard Freedom Flex (Single and Joint) and LifeGuard Freedom Net (Single and Joint) GMWBs, and the 7% Bonus is only available on the Single Life version of the LifeGuard Freedom Flex GMWB. These changes in Bonus percentage options and availability impacts only new elections of the LifeGuard Freedom Flex (Single and Joint) and LifeGuard Freedom Net (Single and Joint) GMWBs on or after August 29, 2022.

4.Effective August 29, 2022, GAWA percentages were increased for all income streams of the LifeGuard Freedom Flex (Joint) and LifeGuard Freedom Net (Joint) GMWBs by 0.15%. This increase in GAWA percentages impacts only new elections of the Lifeguard Freedom Flex (Joint) and LifeGuard Freedom Net (Joint) GMWBs on or after August 29, 2022.

5.Effective August 29, 2022, two new age bands were created for the Lifeguard Freedom Flex (Single) GMWB by splitting the former 65-74 age band to form 65-69 and 70-74 age bands. The only GAWA percentage change made in connection with the creation of these age bands was a reduction to 4.70% on the new 65-69 age band for new elections of the LifeGuard Freedom Flex (Single) GMWB with an Income Stream Max GAWA percentage and Bonus III election combination. These changes impact only new elections of the LifeGuard Freedom Flex (Single) GMWB on or after August 29, 2022.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from your Contract within 7 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 7.0% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. The withdrawal charge then declines by 1% per year for each additional Completed Year, until the end of the seventh Completed Year, after which no charge is made.			Contract Charges- Transaction Expenses: Withdrawal Charge
Transaction Charges	In addition to withdrawal charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.			Contract Charges- Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
Contract Charges- Add-On Benefit Expenses, Add-On Death Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.41%[1]	1.41%[1]	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)	0.52%[2]	2.19%[2]	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%[3]	1.62%[3]	Contract Charges- Add-On Benefit Expenses, Add-On Death Benefit Expenses

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges that substantially increase costs.

1.    As a percentage of Contract Value of the Investment Divisions.

2.    As a percentage of average Fund net assets.

3.    The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.

	LOWEST ANNUAL COST: $1,776	HIGHEST ANNUAL COST: $4,480

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson of NY may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by date of purchase.
•We may modify or discontinue an add-on benefit at any time.
Benefits Available Under the Contracts

TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-599-5651 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	-13.76%	4.95%	6.04%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%[2]	-12.86%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%[2]	-7.52%	N/A	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.04%[2]	-17.90%	-2.07%	-0.79%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.06%[2]	-25.05%	6.73%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.25%[2]	-29.80%	2.47%	6.50%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%[2]	-30.15%	10.77%	13.22%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	-16.82%	7.42%	11.10%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.17%[2]	-21.08%	-1.41%	3.52%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%[2]	-22.42%	1.89%	3.84%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	-8.90%	6.72%	10.89%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)	2.19%	-10.41%	0.77%	N/A
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)	1.22%	-24.13%	-4.47%	-0.72%
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.21%	-30.44%	N/A	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.08%	-16.44%	7.62%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.97%	-31.08%	6.69%	9.05%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, LLC; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.09%	-12.16%	4.06%	7.41%
Allocation	JNL iShares Tactical Moderate Fund
	(Mellon Investments Corporation)	0.79%	-13.15%	1.92%	3.71%
Allocation	JNL iShares Tactical Moderate Growth Fund
	(Mellon Investments Corporation)	0.81%	-14.36%	3.01%	5.51%
Allocation	JNL iShares Tactical Growth Fund
	(Mellon Investments Corporation)	0.82%	-15.35%	3.86%	6.84%
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	-17.24%	3.87%	6.06%
Allocation	JNL/American Funds Growth Allocation Fund
		1.00%	-19.31%	5.14%	7.71%
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	1.16%	N/A	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.86%	-8.57%	N/A	N/A
International/Global Equity	JNL/Baillie Gifford International Growth Fund
	(Baillie Gifford Overseas Limited)	0.98%	-37.23%	0.73%	N/A
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC)	1.07%	-15.48%	3.24%	4.78%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.98%	17.66%	8.76%	2.96%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.84%[2]	-37.88%	6.91%	11.66%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.97%	-7.05%	0.94%	3.51%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.95%	-32.51%	7.02%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.90%	-12.05%	N/A	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	-15.60%	8.19%	11.44%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.98%	-13.75%	5.44%	9.76%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	-13.28%	-0.53%	0.75%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.07%	-15.05%	-0.93%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	1.01%	-23.70%	6.82%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.82%	-13.02%	-0.91%	N/A
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.81%	-13.46%	0.03%	0.98%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	1.15%	-4.01%	4.41%	5.18%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.93%	-4.42%	4.21%	5.33%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.69%	-10.92%	8.13%	11.37%
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners, LLC)	1.37%	-21.90%	0.91%	N/A
International/Global Equity	JNL/Harris Oakmark Global Equity Fund
	(Harris Associates L.P.)	1.14%	-15.99%	2.06%	N/A
Sector Equity	JNL/Heitman U.S. Focused Real Estate Fund
	(Heitman Real Estate Securities LLC)	1.10%	-25.74%	N/A	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.99%	-1.97%	6.09%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.95%	-32.23%	2.69%	7.59%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.06%	-35.30%	4.20%	9.75%
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	1.07%[2]	-19.04%	1.14%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	-8.44%	N/A	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	-27.08%	9.75%	12.92%
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.70%	-11.66%	-0.23%	0.49%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	-2.96%	5.88%	8.12%
International/Global Equity	JNL/Lazard International Strategic Equity Fund
	(Lazard Asset Management LLC)	1.11%	-17.09%	1.79%	N/A
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	1.00%	-26.25%	N/A	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	-4.95%	N/A	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	-7.46%	7.68%	11.79%
International/Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.74%[2]	-18.97%	-1.76%	0.70%
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	-18.05%	5.90%	7.13%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.65%	-32.82%	11.64%	15.41%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	-18.53%	8.87%	11.98%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	-13.54%	6.13%	10.21%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	-16.64%	5.34%	9.80%
International/Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.62%[2]	-14.20%	1.27%	4.24%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	-13.54%	-0.57%	0.46%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.60%	-19.92%	8.14%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.66%	-41.33%	0.24%	5.44%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.64%	-35.94%	7.66%	11.99%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.65%	-3.20%	7.37%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.64%	61.35%	7.42%	4.29%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.64%	-12.89%	4.35%	10.57%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.63%	-5.78%	11.14%	14.16%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.66%	-8.71%	6.88%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.62%	-31.99%	14.07%	16.83%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.66%	-11.92%	6.07%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.66%	-26.09%	3.31%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.65%	0.80%	8.47%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	-9.01%	7.36%	9.61%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	-19.99%	9.52%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.76%	-13.80%	N/A	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.95%	-10.82%	0.87%	2.02%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.91%	3.80%	10.42%	12.89%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.94%	-8.09%	1.16%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.81%	-16.58%	0.23%	1.89%
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	0.95%	-11.79%	1.89%	0.80%
Fixed Income	JNL/PPM America Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	-4.65%	1.25%	2.15%
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.75%	-11.72%	1.26%	3.06%
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.78%	-14.08%	0.28%	1.62%
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.67%	-14.02%	1.26%	6.53%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	-8.02%	6.64%	9.91%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.99%[2]	-17.64%	3.56%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.98%[2]	-11.95%	8.72%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
U.S. Equity	JNL/T. Rowe Price Established Growth Fund
	(T. Rowe Price Associates, Inc.)	0.83%[2]	-38.83%	4.41%	10.87%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.99%[2]	-22.07%	6.87%	11.68%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.71%[2]	-4.65%	0.77%	0.72%
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.94%[2]	-14.81%	-0.07%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.88%[2]	-11.51%	7.59%	11.20%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.70%	-14.04%	2.06%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.70%	-15.42%	3.08%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	-16.60%	4.16%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	1.12%	-28.69%	6.59%	N/A
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.59%	-3.29%	4.44%	N/A
Fixed Income	JNL/Western Asset Global Multi-Sector Bond Fund
	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	1.00%	-5.72%	-3.06%	-0.95%
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.96%	-25.10%	-0.30%	3.43%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.72%	-13.95%	5.35%	7.71%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	0.50%	8.44%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	1.03%	-27.58%	-1.55%	2.02%
Fixed Income	JNL/WMC Government Money Market Fund
	(Wellington Management Company LLP)	0.56%	0.92%	0.76%	0.39%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.78%	-4.84%	7.01%	9.99%
Allocation	JNL/Goldman Sachs Managed Conservative Fund
	(Goldman Sachs Asset Management, L.P.)	1.04%	-14.61%	0.89%	2.21%
Allocation	JNL/Goldman Sachs Managed Moderate Fund
	(Goldman Sachs Asset Management, L.P.)	1.05%	-16.51%	2.12%	4.00%
Allocation	JNL/Goldman Sachs Managed Moderate Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.06%	-18.94%	3.30%	5.64%
Allocation	JNL/Goldman Sachs Managed Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.09%	-21.14%	4.63%	7.59%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Allocation	JNL/Goldman Sachs Managed Aggressive Growth Fund
	(Goldman Sachs Asset Management, L.P.)	1.11%	-22.15%	5.17%	8.43%
Allocation	JNL Conservative Allocation Fund
		1.15%	-13.19%	1.07%	2.03%
Allocation	JNL Moderate Allocation Fund
		1.15%	-14.70%	2.29%	4.10%
Allocation	JNL Moderate Growth Allocation Fund
		1.17%	-15.77%	3.16%	5.69%
Allocation	JNL Growth Allocation Fund
		1.17%	-18.64%	3.61%	6.76%
Allocation	JNL Aggressive Growth Allocation Fund
		1.18%	-19.81%	3.98%	7.30%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

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This Summary Prospectus incorporates by reference the the Contract’s prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2023, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Separate Account EDGAR contract identifier #C000210238
B-1